DEBT - Schedule of Carrying Values (Details) - 2020 Exchangeable Notes - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2020
Debt Instrument [Line Items]
Principal	$ 0	$ 460,000,000	$ 460,000,000
Conversion option (Level 2)
Debt issuance costs, net of amortization	0	(1,209,000)
Unamortized discount	0	0
Net liability carrying amount	$ 0	$ 458,791,000